Segment Reporting - Revenues and Percentage of Consolidated Voyage Revenues from Top Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 402,928	$ 399,276	$ 392,900
Ras Laffan Liquefied Natural Gas Company Ltd. [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	69,800	69,700	69,600
Shell Spain LNG S.A.U [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	51,800	53,500	50,300
The Tangguh Production Sharing Contractors [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	44,300	47,300	45,400
Compania Espanola de Petroleos [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers		$ 48,800	$ 47,300
Sales Revenue, Net [Member] | Ras Laffan Liquefied Natural Gas Company Ltd. [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of voyage revenues from major customers	17.00%	17.00%	18.00%
Sales Revenue, Net [Member] | Shell Spain LNG S.A.U [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of voyage revenues from major customers	13.00%	13.00%	13.00%
Sales Revenue, Net [Member] | The Tangguh Production Sharing Contractors [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of voyage revenues from major customers	11.00%	12.00%	12.00%
Sales Revenue, Net [Member] | Compania Espanola de Petroleos [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of voyage revenues from major customers		12.00%	12.00%
Sales Revenue, Net [Member] | Compania Espanola de Petroleos [Member] | Customer Concentration Risk [Member] | Maximum [Member]
Revenue, Major Customer [Line Items]
Percentage of voyage revenues from major customers	10.00%